Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of issuable awards to outstanding common stock	3.80%
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.67%
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.67%
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.67%
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.67%
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.67%
Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.67%